Shareholders’ Equity (Deficit) (Details) - $ / shares	10 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Feb. 29, 2024	May 31, 2023
Shareholders’ Equity (Deficit) [Line Items]
Preference shares, authorized	1,000,000	1,000,000
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preference shares issued
Preference shares outstanding
Representative shares		565,375
Warrant, description		●in whole and not in part; ● at a price of $0.01 per Public Warrant, ● upon not less than 30 days’ prior written notice of redemption given after the Public Warrants become exercisable (the “30-day redemption period”) to each Public Warrant holder; and ● if, and only if, the reported last sale price of the Class A ordinary shares equals or exceeds $18.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing once the Public Warrants become exercisable and ending three business days before the Company sends the notice of redemption to the Public Warrant holders.
Placement Warrants [member]
Shareholders’ Equity (Deficit) [Line Items]
Representative shares		54,000
Warrants outstanding		565,375
Initial Public Offering [Member]
Shareholders’ Equity (Deficit) [Line Items]
Warrants issued		565,375
Public Warrant [Member]
Shareholders’ Equity (Deficit) [Line Items]
Warrants issued		12,065,375
Public Warrant [Member] | Initial Public Offering [Member]
Shareholders’ Equity (Deficit) [Line Items]
Warrants issued		11,500,000
Class A ordinary shares [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Ordinary shares price per share (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares issued	668,875	668,875	17,995,436	17,995,436
Ordinary shares outstanding	0	0	17,995,436	17,995,436
Shares subject to possible redemption		11,500,000
Remaining shares		668,875
Temporary equity, shares issued		11,500,000
Redeemed ordinary shares		9,852,558
Business combination, description		In addition, if (x) the Company issues additional Class A ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of the Business Combination at a Newly Issued Price of less than $9.20 per Class A ordinary shares (with such issue price or effective issue price to be determined in good faith by the board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the Business Combination on the date of the consummation of the Business Combination (net of redemptions), and (z) the market value is below $9.20 per share, then the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to 180% of the greater of the Market Value and the Newly Issued Price
Class A ordinary shares [Member] | Placement Warrants [member]
Shareholders’ Equity (Deficit) [Line Items]
Temporary equity, shares issued		565,375
Class A ordinary shares [Member] | Common Stock [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares issued		12,168,875
Ordinary shares outstanding		12,168,875
Representative shares		103,500
Class A ordinary shares [Member] | Public Warrant [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares price per share (in Dollars per share)		$ 11.5
Purchase of ordinary shares		1
Class B ordinary shares [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares, shares authorized	10,000,000	10,000,000
Ordinary shares price per share (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares issued	4,935,622	4,935,622
Ordinary shares outstanding	4,935,622	4,935,622
Class B ordinary shares [Member] | Over-Allotment Option [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares outstanding		4,935,622
Shares subject to forfeiture		643,777
Class B ordinary shares [Member] | Common Stock [Member]
Shareholders’ Equity (Deficit) [Line Items]
Representative shares
Shares subject to forfeiture	4,935,622
Public Warrant [Member]
Shareholders’ Equity (Deficit) [Line Items]
Warrants outstanding		11,500,000
Warrant [Member]
Shareholders’ Equity (Deficit) [Line Items]
Warrants outstanding
Ownership [Member] | Initial Public Offering [Member]
Shareholders’ Equity (Deficit) [Line Items]
Initial shareholders ownership, percentage		30.00%
Initial Business Combination [Member]
Shareholders’ Equity (Deficit) [Line Items]
Expire term		5 years
Initial Business Combination [Member] | Class A ordinary shares [Member]
Shareholders’ Equity (Deficit) [Line Items]
Representative shares		103,500